Segments information - Sales by product (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Sales by product
Total sales revenue	$ 119,898,794	$ 60,085,808
National sales
Sales by product
Sales by product	60,962,385	30,034,537
National sales | Mid-distillates
Sales by product
Sales by product	28,031,166	11,431,003
National sales | Gasolines
Sales by product
Sales by product	20,610,595	10,337,295
National sales | Gas Natural
Sales by product
Sales by product	3,016,677	2,280,859
National sales | Services
Sales by product
Sales by product	2,643,135	2,127,151
National sales | Electric power transmission services
Sales by product
Sales by product	1,934,461	156,362
National sales | Roads and construction services
Sales by product
Sales by product	255,736	22,607
National sales | Fuel gas service
Sales by product
Sales by product	621,349	537,301
National sales | Plastic and rubber
Sales by product
Sales by product	1,216,431	1,185,041
National sales | Asphalts
Sales by product
Sales by product	634,240	446,739
National sales | L.P.G. and propane
Sales by product
Sales by product	807,235	613,302
National sales | Crude oil
Sales by product
Sales by product	214,587	136,644
National sales | Polyethylene
Sales by product
Sales by product	220,975	272,295
National sales | Aromatics
Sales by product
Sales by product	242,045	176,646
National sales | Fuel oil
Sales by product
Sales by product	4,499	20,920
National sales | Other income - Gas contracts
Sales by product
Sales by product	2,679	5,527
National sales | Other products
Sales by product
Sales by product	506,575	284,853
National sales | Cash flow hedging
Sales by product
Sales by product		(8)
Foreign sales
Sales by product
Sales by product	58,936,409	30,051,271
Foreign sales | Gasolines
Sales by product
Sales by product	157,685
Foreign sales | Gas Natural
Sales by product
Sales by product	189,665	39,172
Foreign sales | Electric power transmission services
Sales by product
Sales by product	3,750,829	505,048
Foreign sales | Roads and construction services
Sales by product
Sales by product	3,209,685	274,729
Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,621,076	1,558,910
Foreign sales | L.P.G. and propane
Sales by product
Sales by product	242,581	58,079
Foreign sales | Crude oil
Sales by product
Sales by product	43,946,601	22,608,325
Foreign sales | Fuel oil
Sales by product
Sales by product	3,628,416	1,634,934
Foreign sales | Other products
Sales by product
Sales by product	1,261,563	667,793
Foreign sales | Diesel
Sales by product
Sales by product	1,896,842	2,935,295
Foreign sales | Cash flow hedging
Sales by product
Sales by product	(968,534)	(231,014)
Foreign sales | Construction services [Member]
Sales by product
Sales by product	3,209,685	274,729
Eliminations
Sales by product
Total sales revenue	(35,672,366)	(28,385,611)
Eliminations | National sales
Sales by product
Sales by product	(35,530,475)	(28,385,611)
Eliminations | National sales | Mid-distillates
Sales by product
Sales by product	(17,855)	(12,163)
Eliminations | National sales | Gasolines
Sales by product
Sales by product	(3,249,035)	(1,755,706)
Eliminations | National sales | Gas Natural
Sales by product
Sales by product	(766,851)	(655,561)
Eliminations | National sales | Services
Sales by product
Sales by product	(8,135,332)	(7,073,731)
Eliminations | National sales | Fuel gas service
Sales by product
Sales by product	(6,404)	(5,561)
Eliminations | National sales | L.P.G. and propane
Sales by product
Sales by product	(23,449)	(21,158)
Eliminations | National sales | Crude oil
Sales by product
Sales by product	(21,988,457)	(17,529,475)
Eliminations | National sales | Other products
Sales by product
Sales by product	(1,343,092)	(1,332,256)
Eliminations | Foreign sales
Sales by product
Sales by product	(141,891)
Eliminations | Foreign sales | Crude oil
Sales by product
Sales by product	(141,891)
Exploration and Production | Operating segments
Sales by product
Total sales revenue	70,007,372	43,612,004
Exploration and Production | Operating segments | National sales
Sales by product
Sales by product	26,484,176	21,120,866
Exploration and Production | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	3,783,528	2,936,420
Exploration and Production | Operating segments | National sales | Services
Sales by product
Sales by product	386,472	77,252
Exploration and Production | Operating segments | National sales | Asphalts
Sales by product
Sales by product	32,966	16,526
Exploration and Production | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	550,211	396,167
Exploration and Production | Operating segments | National sales | Crude oil
Sales by product
Sales by product	21,711,604	17,666,119
Exploration and Production | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	2,663	9,609
Exploration and Production | Operating segments | National sales | Other income - Gas contracts
Sales by product
Sales by product	2,679	5,527
Exploration and Production | Operating segments | National sales | Other products
Sales by product
Sales by product	14,053	13,246
Exploration and Production | Operating segments | Foreign sales
Sales by product
Sales by product	43,523,196	22,491,138
Exploration and Production | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	189,665	39,172
Exploration and Production | Operating segments | Foreign sales | L.P.G. and propane
Sales by product
Sales by product	242,581	58,079
Exploration and Production | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	43,996,345	22,608,325
Exploration and Production | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	27,147	16,583
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(932,542)	(231,021)
Refining and Petrochemicals | Operating segments
Sales by product
Total sales revenue	66,114,562	35,038,490
Refining and Petrochemicals | Operating segments | National sales
Sales by product
Sales by product	57,741,794	28,280,010
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	28,049,021	11,443,166
Refining and Petrochemicals | Operating segments | National sales | Gasolines
Sales by product
Sales by product	23,859,630	12,093,001
Refining and Petrochemicals | Operating segments | National sales | Services
Sales by product
Sales by product	315,302	283,327
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	627,753	542,862
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	1,216,431	1,185,041
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Sales by product
Sales by product	601,274	430,213
Refining and Petrochemicals | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	280,473	238,293
Refining and Petrochemicals | Operating segments | National sales | Crude oil
Sales by product
Sales by product	491,440
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	220,975	272,295
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Sales by product
Sales by product	242,045	176,646
Refining and Petrochemicals | Operating segments | National sales | Fuel oil
Sales by product
Sales by product	1,836	11,311
Refining and Petrochemicals | Operating segments | National sales | Other products
Sales by product
Sales by product	1,835,614	1,603,863
Refining and Petrochemicals | Operating segments | National sales | Cash flow hedging
Sales by product
Sales by product		(8)
Refining and Petrochemicals | Operating segments | Foreign sales
Sales by product
Sales by product	8,372,768	6,758,480
Refining and Petrochemicals | Operating segments | Foreign sales | Gasolines
Sales by product
Sales by product	157,685
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,621,076	1,558,910
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	92,147
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	3,628,416	1,634,934
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,012,594	629,334
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	1,896,842	2,935,295
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(35,992)	7
Transportation and Logistics | Operating segments
Sales by product
Total sales revenue	9,868,669	8,785,052
Transportation and Logistics | Operating segments | National sales
Sales by product
Sales by product	9,868,669	8,785,052
Transportation and Logistics | Operating segments | National sales | Services
Sales by product
Sales by product	9,868,669	8,785,052
Concessions, electricity transport and roads | Operating segments
Sales by product
Total sales revenue	9,580,557	1,035,873
Concessions, electricity transport and roads | Operating segments | National sales
Sales by product
Sales by product	2,398,221	234,220
Concessions, electricity transport and roads | Operating segments | National sales | Services
Sales by product
Sales by product	208,024	55,251
Concessions, electricity transport and roads | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	1,934,461	156,362
Concessions, electricity transport and roads | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	255,736	22,607
Concessions, electricity transport and roads | Operating segments | Foreign sales
Sales by product
Sales by product	7,182,336	801,653
Concessions, electricity transport and roads | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	3,750,829	505,048
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	221,822	(21,876)
Concessions, electricity transport and roads | Operating segments | Foreign sales | Construction services [Member]
Sales by product
Sales by product	$ 3,209,685	$ 274,729